Income Taxes (Details - Deferred taxes) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 1,113,183	$ 1,042,742
Valuation allowance	(1,113,183)	(1,042,742)
Deferred tax assets, net of allowance	$ 0	$ 0